Discontinued operations - Cash flows (used in)/from discontinued operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Net cash (used in)/from operating activities	$ (901,176)	$ 88,324,872	$ 49,430,661
Net cash from/(used in) investing activities	118,645	(4,676,216)	(8,798,532)
Net cash used in financing activities	(1,183,878)	(343,407)	(502,543)
Net cash flows for the year	$ (1,966,409)	$ 83,305,249	$ 40,129,586